UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.5%				$495,020,469

(Cost $431,917,432)

Alabama 0.4%				2,284,660

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	$2,284,660

Arizona 0.5%				2,399,322

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06/01/21	2,150,000	22
Maricopa County Pollution Control Corp.,
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,201,170
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (Zero Coupon steps up to 5.500% on
7-1-13) (D)(Z)	Zero	07/01/28	1,000,000	1,198,130

California 17.1%				86,733,182

California Statewide Communities Development Authority
Kaiser Permanente, Series A	5.000	04/01/42	3,000,000	3,269,190
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	5,000,000	2,400,650
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/19	30,000,000	27,188,100
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,500,000	2,154,425
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,323,950
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	8,405,000	8,948,043
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	6,160,000	6,496,274
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,871,975
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,022
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,975,400
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/17	4,900,000	4,717,083
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/20	2,000,000	1,755,000
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	10,000,400
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,339,540
State of California	5.250	04/01/35	5,500,000	6,268,130

Colorado 3.5%				17,912,519

Colorado Springs Utilities Revenue
Series A	5.000	11/15/33	2,000,000	2,345,940
Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,165,356
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,897,903
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	4,191,740

1

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Colorado (continued)

Regional Transportation District
Denver Transit Partners	6.000	01/15/41	$2,000,000	$2,311,580

Connecticut 0.7%				3,453,090

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,453,090

District of Columbia 2.7%				13,769,514

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	5,662,500
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/33	6,565,000	2,289,675
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/35	6,470,000	2,014,564
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/36	7,250,000	2,126,135
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D) (Z)	Zero	10/01/41	1,750,000	1,676,640

Florida 4.4%				22,288,133

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,000,000	1,003,980
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,504,740
Capital Trust Agency Seminole Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	3,000,000	3,081,660
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	985,050
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	604,075
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	7,887,460
Orange County School Board
School Improvements, Series A( D)(Z)	Zero	08/01/13	5,000,000	4,970,550
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,945,000	2,250,618

Georgia 2.1%				10,803,924

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,077,360
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	161,885
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	150,000	168,824
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	65,014
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	885,000	1,021,352
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,645,000	5,433,489
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,876,000

2

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Illinois 4.0%				20,202,712

Chicago Board of Education, Series A (D)	5.500	12/01/30	$3,650,000	$4,616,849
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,132,690
City of Chicago IL, Series A	5.750	01/01/39	3,200,000	3,766,976
Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	3,000,000	3,172,950
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,895,460
Lake County Community Consolidated School District No: 24
(D)(Z)	Zero	01/01/22	2,440,000	1,690,627
Round Lake Lakewood Grove Special Service Area No: 1
Prerefunded to 3-1-13	6.700	03/01/33	956,000	1,002,854
Will County Community Unit School District No: 365 (D)(Z)	Zero	11/01/21	1,130,000	924,306

Indiana 0.7%				3,495,150

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,495,150

Kentucky 1.3%				6,383,349

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,114,790
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	1,898,183
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,370,376

Louisiana 1.3%				6,702,015

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,812,900
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,743,075
Parish of St. Charles LA (P)	4.000	12/01/40	2,000,000	2,146,040

Massachusetts 8.7%				44,305,654

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	10,760,800
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	8,595,000	4,906,026
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	2,775,000	3,244,225
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	3,500,000	3,660,055
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,528,850
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	50,000	50,250
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	10,775,000	12,202,149
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	3,953,299

Michigan 0.5%				2,300,990

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,212,370
Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12/01/37	1,000,000	1,088,620

3

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Nebraska 2.2%				11,394,135

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	$4,970,000	$5,439,267
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	1,200,000	1,350,948
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	4,000,000	4,603,920

New Jersey 4.0%				20,153,274

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,775,895
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,799,550
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,180,640
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,244,500
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,295,000	3,152,689

New York 18.5%				94,088,077

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,160,370
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	4,105,570
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,457,200
Long Island Power Authority
Series A	5.000	09/01/42	2,000,000	2,224,520
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,581,930
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	5,000,000	5,752,400
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	9,070,400
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,286,991
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,377,640
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,442,230
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12/15/41	8,500,000	9,467,555
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,733,950
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,000,000	3,486,960
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,892,275
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	8,337,210
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	1,000,000	1,194,470
New York State Thruway Authority
General Revenue, Series I	5.000	01/01/42	3,000,000	3,368,220

4

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

Port Authority of New York & New Jersey
144th Construction Project	5.000	10/01/29	$3,500,000	$3,983,700
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	8,700,000	8,699,739
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,000,000	2,318,180
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,547,687
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,598,880

Ohio 1.1%				5,498,070

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,010,470
Ohio Higher Educational Facility Commission	5.000	01/01/38	4,000,000	4,487,600

Oklahoma 1.4%				6,965,780

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,663,160
Tulsa Airport Improvement Trust, Series A AMT (P)	7.750	06/01/35	2,000,000	2,302,620

Oregon 1.0%				5,263,920

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	3,630,000	4,154,680
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,109,240

Pennsylvania 2.2%				10,948,160

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	2,500,000	2,116,325
Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	1,030,460
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,255,135
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,546,240

Puerto Rico 4.3%				21,939,085

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	5,000,000	5,338,350
Commonwealth of Puerto Rico
Public Improvement, Series B	5.500	07/01/39	3,000,000	3,119,910
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	2,597,375
Puerto Rico Public Buildings Authority
Government Facilities, Series P	6.750	07/01/36	3,000,000	3,559,770
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	4,000,000	4,138,400
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	3,000,000	3,185,280

Rhode Island 0.2%				805,033

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	795,000	805,033

South Carolina 3.8%				19,492,067

Richland County
International Paper Company AMT	6.100	04/01/23	3,325,000	3,439,247

5

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Carolina (continued)

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	$6,000,000	$7,062,900
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	8,989,920

South Dakota 1.0%				5,150,500

Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	5,150,500

Texas 8.1%				41,316,258

City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,864,192
Dallas Waterworks & Sewer System Revenue	5.000	10/01/35	5,000,000	5,751,650
Dallas Waterworks & Sewer System Revenue	5.000	10/01/36	5,000,000	5,807,100
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D)(Z)	Zero	09/15/16	570,000	536,267
Love Field Airport Modernization Corp.
Southwest Airlines Company Project	5.000	11/01/28	1,000,000	1,072,950
Lower Colorado River Authority	5.625	05/15/39	3,810,000	4,343,667
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,530,900
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	190,000	243,619
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,793,125
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,691,968
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,680,820

Utah 0.1%				391,086

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	355,000	391,086

Washington 0.4%				1,859,820

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,859,820

Wyoming 0.7%				3,438,570

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,438,570

Other 0.6%				3,282,420

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,282,420

Short-Term Investments 1.3%				$6,589,000

(Cost $6,589,000)

			Par value	Value

Repurchase Agreement 1.3%				6,589,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $6,589,007 on 9-4-12, collateralized by $6,625,000 U.S. Treasury Note,1.250% due 2-15-14 (valued at
$6,724,375, including interest)			6,589,000	6,589,000

6

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

Total investments (Cost $438,506,432)† 98.8%	$501,609,469

Other assets and liabilities, net 1.2%	$6,098,035

Total net assets 100.0%	$507,707,504

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total
investments

Ambac Financial Group, Inc.	3.7%
Assured Guaranty Corp.	1.8%
Assured Guaranty Municipal Corp.	1.3%
CIFG Holdings, Ltd.	0.5%
Commonwealth Gtd.	0.7%
Financial Guaranty Insurance Company	1.1%
National Public Finance Guarantee Corp.	6.7%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $435,457,620. Net unrealized appreciation aggregated $66,151,849, of which $67,774,499 related to appreciated investment securities and $1,622,650 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 8-31-12:

General Obligation	8.2%

Revenue Bonds

Transportation	18.5%
Utilities	16.3%
Development	8.5%
Water & Sewer	6.1%
Tobacco	5.5%
Health Care	4.8%
Airport	4.8%
Education	4.2%
Pollution	3.1%
Facilities	1.3%
Other Revenue	16.2%
Short-Term Investments & Other	2.5%

7

Tax-Free Bond Fund
As of 8-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

52Q1 8/12
10/12

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.0%				$297,254,055

(Cost $256,916,343)

Alabama 2.5%				7,712,290

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	2,000,000	2,284,660
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	2,066,000
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,271,200
Selma Industrial Development Board
International Paper Company Project, Series A	5.375	12/01/35	1,000,000	1,090,430

Arizona 2.6%				7,941,290

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,438,420
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,402,340
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,064,630
Pima County Industrial Development Authority	4.500	06/01/30	1,000,000	1,035,900

California 9.6%				29,297,300

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,205,480
California State Public Works Board
Various Capital Project, Series A	5.000	04/01/37	1,000,000	1,083,900
California Statewide Communities Development Authority	5.000	04/01/42	2,500,000	2,724,325
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	1,070,730
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	4,000,000	984,280
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/18	7,950,000	7,450,661
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	5,405,000	4,657,867
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,925,460
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,994,370
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	1,690,000	1,782,257
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,612,140
State of California	5.000	09/01/41	1,000,000	1,096,340
State of California	5.250	04/01/35	1,500,000	1,709,490

Colorado 2.3%				7,156,323

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	1,053,670
Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	796,973
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,994,100

1

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Colorado (continued)

Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	$2,311,580

Connecticut 0.5%				1,650,915

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,500,000	1,650,915

Delaware 0.4%				1,141,920

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10/01/40	1,000,000	1,141,920

District of Columbia 1.6%				4,834,700

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10/01/37	4,000,000	967,320
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10/01/39	4,600,000	993,140
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)(Z)	Zero	10/01/41	3,000,000	2,874,240

Florida 6.4%				19,525,090

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,445,000	1,450,751
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	1,058,334
Capital Trust Agency Seminole Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	1,000,000	1,027,220
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	985,050
Heritage Harbour North Community Development District	6.375	05/01/38	1,240,000	1,179,166
Live Oak Community Development District No: 1, Series A	6.300	05/01/34	975,000	999,365
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	2,049,240
Orange County Health Facilities Authority
Orlando Health, Inc., Series A	5.000	10/01/42	1,000,000	1,071,520
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	455,000	454,404
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	987,050
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,255,420
South Kendall Community Development District, Series A	5.900	05/01/35	895,000	907,673
Tolomato Community Development District (Z)	Zero	05/01/39	110,000	78,925
Tolomato Community Development District (Z)	Zero	05/01/40	260,000	149,760
Tolomato Community Development District (Z)	Zero	05/01/40	130,000	55,081
Tolomato Community Development District	6.450	05/01/23	200,000	193,800
Tolomato Community Development District	6.650	05/01/40	200,000	193,966
Tolomato Community Development District (H)	6.650	05/01/40	640,000	288,224
Tolomato Community Development District No: 8 (H)	6.450	05/01/23	640,000	288,384
Village Community Development District No 8	6.125	05/01/39	965,000	1,134,695
Village Community Development District No 8	6.375	05/01/38	790,000	951,239
Village Community Development District No 9	5.500	05/01/42	500,000	527,770
Village Community Development District No: 5, Series A	6.500	05/01/33	1,205,000	1,238,053

2

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Georgia 6.6%				$20,210,854

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,616,040
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,783,500
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,228,300
City of Atlanta GA Airport Revenue,
Series C AMT	5.000	01/01/37	850,000	928,778
Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06/01/35	1,000,000	1,098,490
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,251,096
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,587,270
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,717,380

Guam 0.7%				2,256,740

Guam Government, Series A	7.000	11/15/39	2,000,000	2,256,740

Hawaii 0.4%				1,203,790

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,203,790

Illinois 1.8%				5,616,520

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,088,460
Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08/15/26	1,000,000	1,000,780
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,527,280

Indiana 0.7%				2,184,590

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,461,238
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	238,144
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	485,208

Iowa 0.4%				1,079,900

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,079,900

Kansas 1.0%				3,047,175

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06/01/21	4,500,000	3,047,175

Kentucky 1.1%				3,503,590

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,378,640
Owen County Kentucky Waterworks System Revenue
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,124,950

Louisiana 3.6%				11,036,900

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,375,480

3

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Louisiana (continued)

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	$2,324,100
Parish of St. Charles LA (P)	4.000	12/01/40	3,000,000	3,219,060
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	2,118,260

Maryland 1.1%				3,507,150

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,077,370
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,429,780

Massachusetts 2.7%				8,124,195

Massachusetts Development Finance Agency	5.250	07/01/42	1,000,000	1,078,380
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,030,770
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,700,000	1,716,490
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	2,500,000	2,614,325
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,684,230

Michigan 1.9%				5,735,954

Detroit Water Supply System
Senior Lien, Series A	5.000	07/01/36	3,475,000	3,577,304
Michigan Public Power Agency	5.000	01/01/43	1,000,000	1,060,400
Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,098,250

Minnesota 0.7%				2,133,080

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,072,600
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,060,480

Mississippi 0.3%				1,002,850

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,002,850

Missouri 0.3%				945,392

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	945,392

Nevada 0.3%				1,026,290

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	1,026,290

New Hampshire 0.7%				2,139,870

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,577,430
New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	500,000	562,440

4

High Yield Municipal Bond Fund Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New Jersey 3.4%				$10,412,279

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.125	09/15/23	1,650,000	1,666,467
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09/15/29	2,000,000	2,035,920
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09/15/12	2,460,000	2,464,034
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,253,590
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,045,160
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,035,000	1,947,108

New York 10.3%				31,465,156

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,915,650
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,763,022
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,173,020
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,987,650
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,812,185
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	2,000,000	2,100,360
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	2,925,000	3,233,646
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,093,580
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	3,350,000	3,755,719
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	2,500,000	2,905,800
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	555,000	554,983
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	5,169,541

North Carolina 0.4%				1,253,460

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,253,460

Ohio 4.3%				13,063,334

American Municipal Power Inc	5.000	02/15/42	2,500,000	2,788,975
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,865,000	2,423,876
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	3,734,505
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,507,365
Hickory Chase Community Authority
Hickory Chase Project	7.000	12/01/38	921,000	598,143

5

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Ohio (continued)

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	$1,010,470

Oklahoma 1.2%				3,672,296

Oklahoma Development Finance Authority
St, John's Health System	5.000	02/15/42	1,000,000	1,077,250
Tulsa Airport Improvement Trust, Series A AMT (P)	7.750	06/01/35	1,000,000	1,151,310
Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,443,736

Oregon 0.5%				1,616,927

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,114,282
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	502,645

Pennsylvania 6.1%				18,647,008

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	1,000,000	846,530
Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,046,430
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,215,000	1,325,043
Bucks County Industrial Development Authority	6.750	06/01/26	1,500,000	1,657,260
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,986,900
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,144,450
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero Coupon Steps up
to 6.375% on 12-1-17) (Z)	Zero	12/01/38	5,000,000	4,709,650
Pennsylvania Turnpike Commission
Series A	5.000	12/01/42	1,000,000	1,105,120
Pennsylvania Turnpike Commission
Series B	5.250	12/01/41	1,500,000	1,686,885
Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08/01/40	2,000,000	2,138,740

Puerto Rico 6.8%				20,977,225

Commonwealth of Puerto Rico
Public Improvement, Series B	5.500	07/01/39	1,000,000	1,039,970
Commonwealth of Puerto Rico,
Public Improvement, Series B	6.500	07/01/37	2,000,000	2,284,680
Puerto Rico Aqueduct & Sewer Authority
Senior Lien, Series A	5.750	07/01/37	4,850,000	5,207,445
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,500,000	1,735,095
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	1,064,530
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,288,300
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	1,068,180
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	1,500,000	1,558,425

6

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08/01/33	5,000,000	$1,606,650
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08/01/41	5,000,000	1,020,150
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	3,000,000	3,103,800

Rhode Island 0.1%				385,543

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	100,000	102,009
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	280,000	283,534

Tennessee 1.3%				3,921,215

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	3,921,215

Texas 9.2%				28,306,691

Central Texas Regional Mobility Authority	6.000	01/01/41	2,000,000	2,325,620
Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,164,990
City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal Projects AMT	6.625	07/15/38	1,000,000	1,113,710
City of Houston TX Airport System Revenue,
Series A AMT	5.000	07/01/31	2,000,000	2,235,320
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,103,528
Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08/01/24	1,500,000	1,505,175
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,248,910
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	2,825,000	3,038,231
Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	1,021,829
North Texas Tollway Authority	5.000	01/01/38	1,000,000	1,101,490
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,450,150
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,096,310
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,135,990
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,205,158
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,377,580
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,182,700

Virgin Islands 0.4%				1,180,160

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,180,160

Virginia 1.2%				3,587,030

Virginia Small Business Financing Authority
Elizabeth River Crossing OPCO, LLC Project AMT	5.500	01/01/42	1,000,000	1,102,930

7

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Virginia (continued)

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	$2,484,100

Washington 0.4%				1,133,090

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,133,090

Wisconsin 0.5%				1,371,873

Public Finance Authority	5.000	07/01/42	500,000	501,700
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	870,173

Wyoming 0.3%				1,062,340

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,062,340

Other 0.4%				1,183,760

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,183,760

Short-Term Investments 0.5%				$1,380,000

(Cost $1,380,000)

			Par Value	Value

Repurchase Agreement 0.5%				1,380,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at 0.010% to be repurchased at $1,380,002 on 9-4-12, collateralized by $1,390,000 U.S. Treasury
Note, 1.250% due 2-15-14 (valued at $1,410,850, including interest)			1,380,000	1,380,000

Total investments (Cost $258,296,343)† 97.5%				$298,634,055

Other assets and liabilities, net 2.5%				$7,776,562

Total net assets 100.0%				$306,410,617

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	1.0%
Assured Guaranty Municipal Corp.	3.6%
CIFG Holding Ltd.	1.3%
National Public Finance Guaranty Corp.	1.5%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

8

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $258,292,705.Net unrealized appreciation aggregated $40,341,350, of which $41,436,402 related to appreciated investment securities and $1,095,052 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 8-31-12:

General Obligation	2.7%
Revenue Bonds
Development	23.3%
Transportation	9.4%
Health Care	9.0%
Pollution	8.4%
Water & Sewer	8.0%
Airport	6.8%
Utilities	5.8%
Tobacco	4.6%
Education	3.1%
Facilities	0.9%
Other Revenue	15.0%
Short-Term Investments &
Other	3.0%

9

High Yield Municipal Bond Fund
Fund’s investments

As of 8 31 12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

59Q1 8/12
10/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Hugh McHaffie
-------------------------------
/s/ Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012